Contingent liabilities and contingent assets	12 Months Ended
Jun. 30, 2024
Contingent liabilities and contingent assets
Contingent liabilities and contingent assets
31	Contingent liabilities and contingent assets

31.1 Contingent liabilities

The Group had contingent liabilities at 30 June 2024 in respect of:

(i)	Transfer fees

Under the terms of certain contracts with other football clubs and agents in respect of player transfers, additional amounts, in excess of the amounts included in the cost of registrations, would be payable by the Group if certain substantive performance conditions are met. These excess amounts are only recognized within the cost of registrations when the Group considers that it is probable that the condition related to the payment will be achieved. The maximum additional amounts that could be payable is £115,616,000 (2023: £133,142,000). No material adjustment was required to the amounts included in the cost of registrations during the year (2023: no material adjustments) and consequently there was no material impact on the amortization of registration charges in the statement of profit or loss (2023: no material impact). As of 30 June 2024, the maximum amount payable by type of condition and category of player was:

	First team
	squad	Other	Total
	£’000	£’000	£’000
Type of condition:
MUFC appearances/team success/new contract	56,881	32,197	89,078
International appearances	1,295	1,875	3,170
Awards and future transfers	23,368	—	23,368
	81,544	34,072	115,616

As of 30 June 2023, the potential amount payable by type of condition and category of player was:

	First team
	squad	Other	Total
	£’000	£’000	£’000
Type of condition:
MUFC appearances/team success/new contract	71,998	17,359	89,357
International appearances	10,141	1,719	11,860
Awards	31,925	—	31,925
	114,064	19,078	133,142

31	Contingent liabilities and contingent assets (continued)

31.1 Contingent liabilities (continued)

(ii)	Tax matters

We are currently in active discussions with UK tax authorities over a number of tax areas in relation to arrangements with players and players’ representatives. It is possible that in the future, as a result of discussions between the Group and UK tax authorities, as well as discussions UK tax authorities are holding with other stakeholders within the football industry, interpretations of applicable rules will be challenged, which could result in liabilities in relation to these matters. The information usually required by IAS 37 ‘Provisions, Contingent Liabilities and Contingent Assets’, is not disclosed on the grounds that it is not practicable to be disclosed.

(iii)	Legal matters

While we are involved from time to time in various claims and lawsuits arising in the normal course of business, there are no pending claims or legal proceedings to which the Group is a party which we expect to have a material effect on the Group’s financial position, results of operations or cash flows.

31.2	Contingent assets

(i)Transfer fees

Under the terms of certain contracts with other football clubs in respect of player transfers, additional amounts would be payable to the Group if certain specific performance conditions are met. In accordance with the recognition criteria for contingent assets, such amounts are only disclosed by the Group when probable and recognized when virtually certain. As of 30 June 2024, the amount of such receipt considered to be probable was £nil (2023: £nil).